Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Operating Leases
Schedule of operating lease right of use asset and liabilities

	September 30,	December 31,
	2025	2024
Right of use asset - operating lease	$271,078	$305,142
Current portion of operating lease liability	48,846	42,733
Operating lease liability	274,771	306,223

	December 31,	December 31,
	2024	2023
Right of use asset - operating lease	$305,142	$10,639
Current portion of operating lease liability	42,733	11,157
Operating lease liability	306,233	—

Schedule of future minimum lease payments

For the twelve months ended September 30,
2026	$84,696
2027	86,392
2028	88,512
2029	66,036
2030	40,480
Thereafter	4,201
Total	370,317
Less discount	(95,546)
Total lease liabilities	274,771
Less current portion	(48,846)
Operating lease obligation, net of current portion	$225,925

For the twelve months ended December 31,
2025	$83,460
2026	85,224
2027	86,992
2028	88,692
2029	54,618
Thereafter	33,880
Total	432,866
Less discount	(126,643)
Total lease liabilities	306,223
Less current portion	(42,733)
Operating lease obligation, net of current portion	$263,490

Schedule of lease cost

	December 31,	December 31,
	2024	2023
Operating lease costs	$53,595	$45,310